Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule Of Share Based Payment Award Stock Options Granted Valuation Assumptions
The assumptions that the Company used to determine the grant date fair value of stock options granted were as follows, presented on a weighted-average basis:

	December 31,
	2019	2020
Risk free interest rate	1.81%	0.42%
Expected volatility	57%	44%
Expected dividend yield	0%	0%
Expected term (in years)	6.25	6.45

Summary of Stock Option Activity for Company's Stock Option Plans

	Stock Options Outstanding
	Number of Shares	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2020	39,837,195	$3.49	8.87	$101
Granted	2,893,445	17.37
Exercised	(649,840)	0.88
Forfeited	(454,954)	1.22

Outstanding at June 30, 2021	41,625,846	$4.52	8.47	$1,897

A summary of the stock option activity under the Plan, is as follows:

	Stock Options Outstanding
	Number of Shares	Weighted- Average Exercise Price (per share)	Weighted- Average Remaining Contractual Term (in years)
Outstanding at December 31, 2018	15,596,550	$0.83	9.25
Granted	672,120	0.46
Exercised	—	—
Forfeited	(707,400)	0.46

Outstanding at December 31, 2019	15,561,270	$0.83	8.28

Granted	25,928,154	4.89
Exercised	(1,391,868)	0.28
Forfeited	(260,361)	0.44

Outstanding at December 31, 2020	39,837,195	$3.49	8.87

Exercisable at December 31, 2019	7,597,683	$0.83	8.17

Exercisable at December 31, 2020	11,421,063	$1.27	7.45

Summary of Restricted Stock Activity
A summary of RSA and RSU activity under the 2016 Plan and 2021 Plan is as follows:

	Number of Shares	Weighted average grant date fair value per share
Unvested restricted stock at December 31, 2020	5,410,440	$4.51
Granted	415,698	31.76
Vested	(2,079,428)	5.44
Forfeited	(1,975)	31.76

Unvested restricted stock at June 30, 2021	3,744,735	$7.16